Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Valuation allowance	$ 40,592,000	$ 27,574,000
Valuation allowance recognized to offset the deferred tax assets	$ 13,013,000	19,577,000	$ 4,011,000
Net operating loss and research tax credit carry forwards utilization period	3 years
Unrecognized tax benefits	$ 662,000	$ 1,709,000
Unrecognized tax benefits impact on effective tax rate	700,000
Accrued interest and penalties associated with uncertain tax positions	0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 82,200,000
Net operating loss carryforwards expiration year	2027
Minimum [Member]
Income Taxes [Line Items]
Net operating loss and research tax credit carry forwards ownership percentage change for utilization	50.00%
California [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 77,000,000
Research [Member] | Federal [Member]
Income Taxes [Line Items]
Tax credits expiration year	2032
Research [Member] | State [Member]
Income Taxes [Line Items]
Tax credits	$ 1,300,000
Research [Member] | California [Member]
Income Taxes [Line Items]
Tax credits expiration description	Indefinitely until utilized.